UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES - 130.5%
	Crude Oil Products - 12.0%
111,221	Magellan Midstream Partners LP 1	7,526,325
311,550	Plains All American Pipeline LP 1	16,876,664
112,204	Sunoco Logistics Partners LP 1	9,283,759
		33,686,748

	Diversified - 44.4%
374,972	Enbridge Energy Partners LP 1	10,319,230
344,011	Enterprise Products Partners LP 1,2	23,086,578
345,638	Kinder Morgan Management LLC 1,3	24,125,518
458,594	ONEOK Partners LP 1	24,355,927
439,262	Targa Resources Partners LP 1	23,583,977
393,041	Williams Partners LP 1,2	19,498,764
		124,969,994

	Exploring & Production - 1.8%
23,710	EV Energy Partners LP	831,747
134,896	Linn Energy LLC 2	4,299,135
		5,130,882

	Gatherers & Processors - 26.3%
282,747	Access Midstream Partners LP 1,2	15,961,068
544,962	Crestwood Midstream Partners LP 1	12,201,699
463,139	Crosstex Energy LP 1,2	14,306,364
65,450	DCP Midstream Partners LP	3,193,960
28,643	EQT Midstream Partners LP 1	1,887,860
419,917	Midcoast Energy Partners LP 1	8,591,502
111,078	Southcross Energy Partners LP	1,954,973
250,380	Western Gas Partners LP 1,2	15,846,550
		73,943,976

	General Partners - 6.2%
257,041	Kinder Morgan, Inc. 1,2	8,186,756
329,102	Plains GP Holdings LP - Class A 1	9,214,856
		17,401,612

	Natural Gas/Natural Gas Liquids - 21.0%
639,862	Boardwalk Pipeline Partners LP 1	7,876,701
858,376	El Paso Pipeline Partners LP 1,2	25,794,199
141,155	Spectra Energy Partners LP 1	6,735,917
401,394	TC Pipelines LP 1,2	18,712,988
		59,119,805

	Other - 2.2%
201,546	Seadrill Partners LLC	6,330,560
		6,330,560

	Refined Products - 15.3%
334,299	Buckeye Partners LP 1	24,480,716
70,215	Holly Energy Partners LP 1	2,359,224
881	Martin Midstream Partners LP	37,063
267,989	Tesoro Logistics LP 1	16,132,938
		43,009,941

	Refining - 1.3%
149,792	Calumet Specialty Products Partners LP	3,815,202
		3,815,202
	Total Master Limited Partnership Shares
	(Cost $361,819,211)	$367,408,720

Center Coast MLP & Infrastructure Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Principal
Amount		Value
	Short-Term Investments - 3.4%
$9,477,921	UMB Money Market Fiduciary, 0.01% 4	$9,477,921
	Total Short-Term Investments	9,477,921
	(Cost $9,477,921)

	Total Investments * - 133.9%
	(Cost $371,297,132)	376,886,641
	Liabilities in Excess of Other Assets - (33.9)%	(95,503,278)
	Total Net Assets - 100%	$281,383,363

Number of Contracts		Value
	Written Option Contracts- (0.0)% **
	Put Options - (0.0)% **
	Atlas Pipeline Partners LP
(770)	Exercise Price: $29, Expiration Date: March 22, 2014	(13,475)
(1,232)	Exercise Price: $30, Expiration Date: March 22, 2014	(49,280)
	Calumet Specialty Products Partners LP
(770)	Exercise Price: $25, Expiration Date: March 22, 2014	(38,500)
	Seadrill Partners LLC
(385)	Exercise Price: $30, Expiration Date: March 22, 2014	(11,550)
	Southcross Energy Partners LP
(462)	Exercise Price: $15, Expiration Date: March 22, 2014	(13,860)
	Total Put Options
	(proceeds $137,022)	(126,665)

	Total Written Option Contracts *
	(proceeds $137,022)	(126,665)

LLC - Limited Liability Company
LP - Limited Partnership

1
All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of February 28, 2014, the total value of securities pledged as collateral for the line of credit agreement was $257,609,858.

2
All or a portion of this security has been pledged as collateral for written option contracts.  As of February 28, 2014 the total value of securities pledged as collateral for written options contracts was $14,058,500.

3	Non-income producing security.
4	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments are domiciled in the United States.
**	Rounds to less than 0.05%

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation levels, as of February 28, 2014:

Assets	Level 1	Level 2*	Level 3*	Total
Master Limited Partnerships1	$367,408,720	$-	$-	$367,408,720
Short-Term Investments	9,477,921	-	-	9,477,921
Total Assets	$376,886,641	$-	$-	$376,886,641

Liabilities	Level 1	Level 2*	Level 3*	Total
Written Put Options	$(126,665)	$-	$-	$(126,665)
Total Liabilities	$(126,665)	$-	$-	$(126,665)

1
All Master Limited Partnerships held by the Fund are Level 1 securities.  For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

At February 28, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes was as follows:

Cost of investments	$371,636,043

Gross unrealized appreciation	$26,501,863
Gross unrealized depreciation	(21,251,265)

Net unrealized appreciation (depreciation) on investments	$5,250,598

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 28, 2014

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	April 28, 2014